AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 55,653		$ 53,651
Gross Unrealized Gains	1,183		845
Gross Unrealized Losses	(611)		(667)
Allowance for Credit Losses	(3)	$ (12)	(27)	$ (43)	$ (32)	$ (30)
Fair Value	56,222		53,802
U.S. treasury and government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	403		410
Gross Unrealized Gains	4		2
Gross Unrealized Losses	(42)		(43)
Allowance for Credit Losses	0		0
Fair Value	365		369
U.S. state and municipal
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,152		3,280
Gross Unrealized Gains	65		39
Gross Unrealized Losses	(35)		(30)
Allowance for Credit Losses	0		0
Fair Value	3,182		3,289
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,903		2,082
Gross Unrealized Gains	21		11
Gross Unrealized Losses	(35)		(51)
Allowance for Credit Losses	0		0
Fair Value	1,889		2,042
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	39,073		37,312
Gross Unrealized Gains	818		571
Gross Unrealized Losses	(396)		(477)
Allowance for Credit Losses	(2)	(10)	(26)	(35)	(24)	(19)
Fair Value	39,493		37,380
Residential mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,158		1,288
Gross Unrealized Gains	40		28
Gross Unrealized Losses	(2)		(5)
Allowance for Credit Losses	0	(1)	(1)	0	0	(1)
Fair Value	1,196		1,310
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,796		3,259
Gross Unrealized Gains	120		91
Gross Unrealized Losses	(39)		(30)
Allowance for Credit Losses	0	0	0	(6)	(6)	(6)
Fair Value	3,877		3,320
Collateralized debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	6,168		6,020
Gross Unrealized Gains	115		103
Gross Unrealized Losses	(62)		(31)
Allowance for Credit Losses	(1)	$ (1)	0	$ (2)	$ (2)	$ (4)
Fair Value	$ 6,220		$ 6,092